Warrants - Additional Information (Detail) - LEO HOLDINGS III CORP [Member] - $ / shares		9 Months Ended
	Jan. 18, 2021	Sep. 30, 2021	Mar. 02, 2021
Derivative Warrant Liabilities [Line Items]
Class of warrant or right redemption threshold consecutive trading days	30 days	30 days
Class of warrant or right, threshold period for exercise from date of closing public offering	12 months	12 months
Minimum notice period for warrants redemption	30 days	30 days
Class of warrants or rights term	5 years	5 years
Share price	$ 10.00		$ 10.00
Effective days for registration statement to be available	30 days	30 days
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Minimum notice period for warrants redemption	30 days	30 days
Class of Warrants, price per warrant	$ 0.01	$ 0.01
Warrants outstanding		5,500,000
Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Minimum notice period for warrants redemption	30 days	30 days
Class of Warrants, price per warrant	$ 0.10	$ 0.10
Warrants outstanding		5,333,333
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities [Line Items]
Number of days determining fair market value	10 days	10 days
Class A Ordinary Shares [Member] | Share Equals Or Exceeds $18 [Member]
Derivative Warrant Liabilities [Line Items]
Share redemption trigger price	$ 18.00	$ 18.00
Class of warrant or right, exercise price adjustment percentage higher of market value	180.00%	180.00%
Class A Ordinary Shares [Member] | Share Equals Or Exceeds $10 [Member]
Derivative Warrant Liabilities [Line Items]
Share redemption trigger price	$ 10.00	$ 10.00
Class A Ordinary Shares [Member] | Share Price Less Than $9.20 [Member]
Derivative Warrant Liabilities [Line Items]
Share redemption trigger price	$ 9.20	$ 9.20
Gross proceeds of equity	60.00%	60.00%
Class of warrant or right, exercise price adjustment percentage higher of market value	115.00%	115.00%
Class of warrant or right redemption threshold trading days	20 days	20 days
Class A Ordinary Shares [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of Warrants, price per warrant	$ 11.50		$ 11.50
Class A Ordinary Shares [Member] | Public Warrants [Member] | Share Equals Or Exceeds $18 [Member]
Derivative Warrant Liabilities [Line Items]
Share price	$ 18.00	$ 18.00
Number of consecutive trading days determining warrant redeemable	20 days	20 days
Number of trading days determining warrant redeemable	30 days	30 days
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of Warrants, price per warrant	$ 11.50	$ 11.50
Class A Ordinary Shares [Member] | Private Placement Warrants [Member] | Share Equals Or Exceeds $18 [Member]
Derivative Warrant Liabilities [Line Items]
Share price	$ 18.00	$ 18.00
Number of consecutive trading days determining warrant redeemable	20 days	20 days
Number of trading days determining warrant redeemable	30 days	30 days
Class A Ordinary Shares [Member] | Private Placement Warrants [Member] | Share Equals Or Exceeds $10 [Member]
Derivative Warrant Liabilities [Line Items]
Share price	$ 10.00	$ 10.00
Number of consecutive trading days determining warrant redeemable	30 days	30 days